May 11, 2009
Securities and Exchange Commission
100 F Street NE
Washington, D.C. 20549

Re:	Driehaus Mutual Funds (the “Registrant”) File No. 333-158496
To The Commission:
     Pursuant to Rule 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, on behalf of the Registrant, we hereby certify that (1) the form of Prospectus and Statement of Additional Information, both dated May 8, 2009, relating to the proposed reorganization of Lotsoff Capital Management Active Income Fund, a series of Lotsoff Capital Management Investment Trust, into Driehaus Active Income Fund, a series of the Registrant, that would have been filed under paragraph (b) or (c) of Rule 497 does not differ from that contained in the most recent amendment to the Registrant’s registration statement on Form N-14 and (2) the text of the most recent amendment to the Registrant’s registration statement on Form N-14 has been filed electronically.

Very truly yours,
/s/ Abigail J. Murray
Abigail J. Murray